RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

18.RELATED PARTY TRANSACTIONS

The table below sets forth the significant related parties of the Sogou Group and their relationship to the Sogou Group:

Related Party’s Name	Relationship with the Sogou Group
Sohu	Under common control of Sohu.com Limited with the Sogou Group
Tencent	Holder of Class B Ordinary Shares

The table below sets forth the significant related party transactions of the Sogou Group:

	For the Year Ended
	December 31,
	2018	2019	2020
Transactions with Sohu:
Expenses of research and development undertaken by Sohu	$670	$—	$—
Online marketing activities provided to Sohu	677	311	54
Online marketing activities provided by Sohu	393	191	113
Rental of Sohu.com Internet Plaza paid to Sohu	8,369	8,318	9,763
Others	464	61	59
Transactions with Tencent:
Share-based compensation expense related to Soso search-related businesses employees undertaken by Tencent	88	—	—
Online marketing activities provided to Tencent	40,758	31,943	28,048
Online marketing activities provided by Tencent	108,542	86,902	85,668
Bandwidth services provided by Tencent	4,183	6,364	9,463
Rental paid to Tencent	383	500	594
Others	3,463	2,254	1,582

The Sogou Group provided online marketing services to Sohu and Tencent, and received similar online marketing services from Sohu and Tencent. Related revenues and expenses are measured at the amount of consideration agreed to and paid by the related parties, which approximates amounts charged to third parties.

The table below sets forth the amounts due to related parties:

	As of December 31,
	2019	2020
Due from/to related parties—current
Due from Sohu	$15	$9
Due from Tencent	2,822	2,462
Total	$2,837	$2,471
Due to Sohu	$101	$9,619
Due to Tencent	22,493	17,483
Total	$22,594	$27,102
Due from/to related parties—non current
Due from Sohu	$2,074	$2,812
Due from Tencent	179	191
Total	$2,253	$3,003
Due to Sohu	$—	$9,217
Due to Tencent	715	201
Total	$715	$9,418

The balances due from/to Sohu mainly consist of lease liabilities due to Sohu, lease deposits prepaid to Sohu, and online marketing services provided by or to Sohu.

The balances due from/to Tencent mainly consist of online marketing services provided to or by Tencent and lease obligations due to Tencent.